Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$6,192,575	$–	$–	$6,192,575
Money market fund	102,134	–	–	102,134
Interest Bearing Cash	35,205	–	–	35,205
Mutual funds	15,295,118	–	–	15,295,118
	21,625,032	–	–	21,625,032
Investments measured at net asset
value as a practical expedient (a)	—	–	–	40,414,295
	$21,625,032	$–	$–	$62,039,327

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$4,687,723	$–	$–	$4,687,723
Money market fund	49,024	–	–	49,024
Interest Bearing Cash	31,558			31,558
Mutual funds	14,292,823	–	–	14,292,823
	19,061,128	–	–	19,061,128
Investments measured at net asset
value as a practical expedient (a)	—	–	–	37,918,047
	$19,061,128	$–	$–	$56,979,175

(a) Certain investments that were measured at net asset value per share (or its equivalent) as practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
The following summarizes investments measured at fair value based on NAV per share as a practical expedient as of December 31, 2025 and 2024, respectively.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
*State Street Investment Management Funds	$33,605,613	n/a	Daily
8:30am EST on T+1 for participant-directed redemptions. In accordance with the relevant Declaration of Trust for the Commingled Funds, SSIM requests emailed notice 15 days in advance of Trade Date for all plan-directed contributions or redemptions that are of significant size, as determined by SSIM in its sole discretion.

Vanguard Retirement Savings Trust IV	3,603,988	n/a	Daily subject to frequent trading provisions	12 months

BlackRock Government Short Term Investment Fund	3,204,694	n/a	Daily
There are no restrictions for participants to trade commingled trust funds. Consistent with DC industry standards, the collective funds offer daily liquidity with same-day notification. Regarding plan-level liquidity, we offer daily liquidity but, as a courtesy, we request advance notice prior to large Plan-level redemptions. More specifically, the standard for DC participant directed activity is to receive orders on T+1 (the business day following trade date), providing the unit value of T (trade date), with settlement on T+1. These orders are typically received via the plan’s intermediaries (e.g., recordkeeper, trustee, etc.). BlackRock Trust Company maintains trading agreements with these intermediaries that establishes T+1 notification deadlines and proper internal controls and procedures. In the event of Plan (non-participant) directed activity, into or out of the commingled trust funds, BlackRock requests the Plan trustee to provide thirty (30) days advance notification in order to allow for coordination of order placement, trading, and specification of settlement dates.

Total December 31, 2025	$40,414,295

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
*State Street Global Advisors Funds	$31,303,810	n/a	Daily
8:30am EST on T+1 for participant-directed redemptions. In accordance with the relevant Declaration of Trust for the Commingled Funds, SSGA requests emailed notice
15 days in advance of Trade Date for all plan-directed contributions or redemptions that are of significant size, as determined by SSGA in its sole discretion.

Vanguard Retirement Savings Trust IV	3,590,558	n/a	Daily subject to frequent trading provisions	12 months

BlackRock Government Short Term Investment Fund	3,023,679	n/a	Daily
There are no restrictions for participants to trade commingled trust funds. Consistent with DC industry standards, the collective funds offer daily liquidity with same-day notification. Regarding plan-level liquidity, we offer daily liquidity but, as a courtesy, we request advance notice prior to large Plan-level redemptions. More specifically, the standard for DC participant directed activity is to receive orders on T+1 (the business day following trade date), providing the unit value of T (trade date), with settlement on T+1. These orders are typically received via the plan’s intermediaries (e.g., recordkeeper, trustee, etc.). BlackRock Trust Company maintains trading agreements with these intermediaries that establishes T+1 notification deadlines and proper internal controls and procedures. In the event of Plan (non-participant) directed activity, into or out of the commingled trust funds, BlackRock requests the Plan trustee to provide thirty (30) days advance notification in order to allow for coordination of order placement, trading, and specification of settlement dates.

Total December 31, 2024	$37,918,047

*State Street Investment Management/State Street Global Advisors Funds includes 4 funds (for 2025, see individual funds as listed in attached Schedule H, line 4i – Schedule of Assets Held Common Collective Trust Section)